Earnings/(Loss) per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings/(Loss) per Unit
Partnership's Net income	$ 35,872	$ 54,010	$ 53,260
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner's interest in Net Income	24	42	41
Net income/(loss) attributable to common unitholders	$ 24,285	$ 42,405	$ 41,656
Weighted average number of common units outstanding, basic	36,802,247	36,802,247	36,504,120
Weighted average number of common units outstanding, diluted	36,802,247	36,802,247	36,504,120
Earnings/ (Losses) per common unit, basic	$ 0.66	$ 1.15	$ 1.14
Earnings/ (Losses) per common unit, diluted	$ 0.66	$ 1.15	$ 1.14